Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Tax Charges

	2021	2020	2019
	US$’000	US$’000	US$’000
Current – United States of America	—	(3,613)	(65,948)
Current – Elsewhere	1	(532)	(371)
Deferred (note 23)	—	—	68,921
Total tax charge/(credit) for the year	1	(4,145)	2,602

Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates

A reconciliation of the tax charge/(credit) applicable to loss before tax at the statutory rates for the countries (or jurisdictions) in which the Company and the majority of its subsidiaries are domiciled to the tax expense/(credit) at the effective tax rates is as follows:

	2021		2020		2019
	US$’000%		US$’000%		US$’000%
Loss before tax	(386,208)		(307,622)		(130,370)
At the statutory blended income tax rate of 28.1% (2020 and 2019: 30.1%)	(108,563)	28.1	(92,548)	30.1	(39,222)	30.1
Effect of tax rate differences in other countries and regions	16,347	(4.2)	38,012	(12.4)	6,395	(4.9)
Research and development credit	(20,637)	5.3	(6,451)	2.1	(3,746)	2.9
Effect of non-deductible expenses	1,036	(0.3)	1,817	(0.6)	188	(0.1)
Tax losses and deductible temporary differences not recognized	121,623	(31.5)	55,898	(18.2)	44,844	(34.5)
Option income tax benefit	(9,532)	2.5	(1,331)	0.4	—	—
Prior year true up	1	—	658	(0.2)	(6,598)	5.1
Uncertain tax positions	—	—	(272)	0.1	272	(0.2)
Withholding tax on interest	—	—	278	(0.1)	393	(0.3)
Others	(274)	0.1	(206)	0.1	76	(0.1)
Tax charge/(benefit) at the Group’s effective rate	1	—	(4,145)	1.3	2,602	(2.0)